Income Tax Expense	12 Months Ended
Mar. 31, 2018
Income Tax Expense
Income Tax Expense
10	INCOME TAX EXPENSE

	Year ended March 31
	2018	2017	2016
	(in thousands)
Current income tax expense	$5,556	$7,822	$8,161
Deferred income tax charge	3,571	3,217	4,550
Income tax expenses	$9,127	$11,039	$12,711

Reconciliation of tax charge

	Year ended March 31
	2018	2017	2016
	(in thousands)
(Loss)/profit before tax	$(618)	$22,494	$25,999
Income tax expense at tax rates applicable to individual entities	7,358	10,003	10,785
Tax effect of:
Adjustments in respect of current income tax of previous years	657	375	—
Changes in tax rates on temporary differences brought forward	(168)	—	718
Items not deductible for income tax	486	815	1,131
Utilisation of unrecognised tax losses	794	—	—
Others	—	(154)	77
Income tax expense	$9,127	$11,039	$12,711